SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Apr. 30, 2019	Jul. 31, 2018
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 9. SUBSEQUENT EVENTS

On May 28, 2019, the Company issued a total of 348,953 shares of its common stock to 29 of its employees and consultants as additional compensation for services rendered.

On March 18, 2019 Agel subscribed to purchase 11,073 shares of the Company's common stock pursuant to the Amended Subscription Agreement for an aggregate purchase price of $97,436.  The market price of the Company’s shares was $8.80 per share which Agel elected to pay to the Company in the form of 25 Bitcoins.

On May 9, 2019 Agel subscribed to purchase 88,195 shares pursuant to the Amended Subscription Agreement for an aggregate purchase price of $829,025.  The market price of the Company’s shares was $9.39 per share which Agel elected to pay to the Company in the form of 144 Bitcoins.

Subsequent to the period ending April 30, 2019, the Company sold a total of 1,200 Bitcoins for a total $9,067,676.

As discussed above in Note 8, there is currently 470,476 common shares of the Company held in escrow pending the completion of two sale and purchase agreements.

As discussed above in Note 1 and 7, the Company amended its Articles of Incorporation and provided an Issuer Company-Related Action Notification to FINRA to effect the Reverse Split. FINRA subsequently caused the Reverse Split to take effect in the market on June 5, 2019. As a result of such action, the Company's total issued and outstanding shares of common stock, on the effective date, was reduced to 90,730,758. In addition, FINRA affixed a "D" to the Company's ticker symbol (which was previously "TOGL") which will automatically be removed 30 days following the effective date.

NOTE 10. SUBSEQUENT EVENTS

Subsequent to July 31, 2018, the Company issued 103,967,474 shares of common stock at a price of $0.02 per share.

Subsequent to July 31, 2018, the Company issued 5,773,802 common shares to employees as stock based compensation.

Subsequent to July 31, 2018, the Company issued 87,911,955 shares of common stock at $.02 per share in exchange for digital currency.

The Company is currently in the process of forming a new branch office in the Philippines.

On October 17, 2018, TOGL entered into two Sale and Purchase Agreements with Mammoth Empire Estate Sdn. Bhd., a Malaysian corporation for the purchase of certain real property. In furtherance to the purchase of that certain real property, the Company entered into a Subscription Agreement with Mammoth dated November 29, 2018 for the purchase of 4,704,763 shares of the Company’s common stock for an aggregate purchase price of $3,999,048.55 remitted by Mammoth in the form of legal title to those certain portions of real property. On February 7, 2019, the Company issued such shares in the name of Mammoth Empire Estates Sdn. Bhd. and delivered to a law firm in Kuala Lumpur, Malaysia to hold in escrow pending completion of the transfer of title to the Company.